Shareholders' equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 206	€ 243
o/w Sonatel group [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	166	192
o/w Mdi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	24	22
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 14	14
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders		€ 13